Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Rochester North Carolina Municipal Fund))	0 Months Ended
	Jul. 27, 2012
Barclay Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	10.70%
5 Years	5.22%
10 Years (or life of class, if less)	5.19%	[1]
Consumer Price Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	2.96%
5 Years	2.26%
10 Years (or life of class, if less)	2.05%	[1]
Class A
Average Annual Return:
1 Year	7.27%
5 Years	(0.14%)
10 Years (or life of class, if less)	0.31%
Inception Date	Oct. 10, 2006
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	7.27%
5 Years	(0.14%)
10 Years (or life of class, if less)	0.31%
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	6.75%
5 Years	0.60%
10 Years (or life of class, if less)	0.97%
Class B
Average Annual Return:
1 Year	6.79%
5 Years	(0.21%)
10 Years (or life of class, if less)	0.34%
Inception Date	Oct. 10, 2006
Class C
Average Annual Return:
1 Year	10.80%
5 Years	0.10%
10 Years (or life of class, if less)	0.49%
Inception Date	Oct. 10, 2006

[1]	From 09/30/06.